Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000104752 | FR_61774R841
Holdings [Line Items]
Percent of Total Investments	11.00%
C000104752 | FR_61774R767
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104752 | FR_921946885
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104752 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104752 | FR_464287176
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104752 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104752 | FR_ACI2T4QH6
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104752 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104752 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.40%
C000104752 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104752 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	46.00%
C000104752 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104752 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	37.20%
C000104752 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	55.30%
C000104753 | FR_61774R841
Holdings [Line Items]
Percent of Total Investments	11.00%
C000104753 | FR_61774R767
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104753 | FR_921946885
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104753 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104753 | FR_464287176
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104753 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104753 | FR_ACI2T4QH6
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104753 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104753 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.40%
C000104753 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104753 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	46.00%
C000104753 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104753 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104753 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	37.20%
C000104753 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	55.30%
C000104754 | FR_61774R841
Holdings [Line Items]
Percent of Total Investments	11.00%
C000104754 | FR_61774R767
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104754 | FR_921946885
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104754 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104754 | FR_464287176
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104754 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104754 | FR_ACI2T4QH6
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104754 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.50%
C000104754 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	2.40%
C000104754 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000104754 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	46.00%
C000104754 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104754 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104754 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	37.20%
C000104754 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	55.30%
C000092730 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092730 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092730 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092730 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092730 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092730 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092730 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092730 | FR_464286400
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092730 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092730 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092730 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	28.10%
C000092730 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092730 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092730 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092730 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092730 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092730 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092730 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092730 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092730 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092730 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.20%
C000092730 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000092730 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000092730 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.60%
C000092731 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092731 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092731 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092731 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092731 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092731 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092731 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092731 | FR_464286400
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092731 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092731 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092731 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	28.10%
C000092731 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092731 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092731 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092731 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092731 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092731 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092731 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092731 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092731 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092731 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.20%
C000092731 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000092731 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000092731 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.60%
C000092732 | FR_46434G103
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092732 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092732 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092732 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092732 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092732 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092732 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092732 | FR_464286400
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092732 | FR_46434G772
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092732 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092732 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	28.10%
C000092732 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092732 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092732 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092732 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092732 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092732 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092732 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092732 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092732 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092732 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.20%
C000092732 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000092732 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000092732 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.60%
C000014185 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014185 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014185 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	10.00%
C000014185 | FR_BD5LYF900
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014185 | FR_B1G1QD902
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014185 | FR_672529906
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014185 | FR_967JXD907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014185 | FR_B01FLR903
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014185 | FR_BHQPSY905
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014185 | FR_B09N7M905
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014185 | China Shenhua Energy Co. Ltd.H
Holdings [Line Items]
Percent of Total Investments	61.90%
C000014185 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014185 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014185 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014185 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014185 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000014185 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014185 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014185 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.20%
C000014185 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014185 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014185 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.70%
C000014185 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014187 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014187 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014187 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	10.00%
C000014187 | FR_BD5LYF900
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014187 | FR_B1G1QD902
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014187 | FR_672529906
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014187 | FR_967JXD907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014187 | FR_B01FLR903
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014187 | FR_BHQPSY905
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014187 | FR_B09N7M905
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014187 | China Shenhua Energy Co. Ltd.H
Holdings [Line Items]
Percent of Total Investments	61.90%
C000014187 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014187 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014187 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014187 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014187 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000014187 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014187 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014187 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.20%
C000014187 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014187 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014187 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.70%
C000014187 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014184 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014184 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014184 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Total Investments	10.00%
C000014184 | FR_BD5LYF900
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014184 | FR_B1G1QD902
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014184 | FR_672529906
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014184 | FR_967JXD907
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014184 | FR_B01FLR903
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014184 | FR_BHQPSY905
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014184 | FR_B09N7M905
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014184 | China Shenhua Energy Co. Ltd.H
Holdings [Line Items]
Percent of Total Investments	61.90%
C000014184 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014184 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014184 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014184 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000014184 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.70%
C000014184 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.20%
C000014184 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014184 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014184 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.70%
C000014184 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014191 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014191 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014191 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014191 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014191 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014191 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014191 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014191 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014191 | FR_92532F100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014191 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014191 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	58.60%
C000014191 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014191 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014191 | Health Care Supplies
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014191 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014191 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014191 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014191 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014191 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.50%
C000014191 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	45.40%
C000014193 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014193 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014193 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014193 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014193 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014193 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014193 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014193 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014193 | FR_92532F100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014193 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014193 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	58.60%
C000014193 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014193 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014193 | Health Care Supplies
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014193 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014193 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014193 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014193 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014193 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.50%
C000014193 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	45.40%
C000081646 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081646 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081646 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	7.20%
C000081646 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	6.00%
C000081646 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081646 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081646 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.30%
C000081646 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000081646 | FR_92532F100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081646 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081646 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	58.60%
C000081646 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081646 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081646 | Health Care Supplies
Holdings [Line Items]
Percent of Total Investments	1.90%
C000081646 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081646 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081646 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000081646 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	11.60%
C000081646 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.50%
C000081646 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	45.40%
C000014194 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014194 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014194 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014194 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014194 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014194 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014194 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014194 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014194 | FR_92532F100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014194 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014194 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	58.60%
C000014194 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014194 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014194 | Health Care Supplies
Holdings [Line Items]
Percent of Total Investments	1.90%
C000014194 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014194 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014194 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014194 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014194 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	21.50%
C000014194 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	45.40%

[1]	Amount is less than 0.05%.
[2]	Amount is less than 0.05%.
[3]	Amount is less than 0.05%.